Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$327	$344,808
WPP Finance 2010, 3.63%, 09/07/22	100	104,716

		449,524

Aerospace & Defense — 1.0%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	168	174,330
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	100	106,390
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	250	261,210
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)(a)	215	223,521

		765,451

Agriculture — 1.7%
Altria Group Inc., 2.85%, 08/09/22	339	354,272
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	496	515,349
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	34	35,388
Philip Morris International Inc.
2.50%, 08/22/22	165	171,941
2.50%, 11/02/22 (Call 10/02/22)	69	72,095
2.63%, 03/06/23	100	105,761

		1,254,806

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	59,470

Auto Manufacturers — 2.8%
American Honda Finance Corp.
2.05%, 01/10/23	125	129,400
2.20%, 06/27/22	169	174,687
2.60%, 11/16/22	50	52,337
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	85	87,325
3.25%, 01/05/23 (Call 12/05/22)	150	155,220
3.45%, 04/10/22 (Call 02/10/22)	285	292,840
3.55%, 07/08/22	150	155,631
5.20%, 03/20/23	250	271,897
PACCAR Financial Corp., 2.00%, 09/26/22	9	9,291
Toyota Motor Credit Corp.
2.63%, 01/10/23	245	257,855
2.80%, 07/13/22	275	287,691
2.90%, 03/30/23	200	212,346

		2,086,520

Banks — 26.8%
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	240	252,031
Banco Santander SA
3.13%, 02/23/23	210	220,830
3.50%, 04/11/22	210	218,856
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	59	60,486
3.30%, 01/11/23	650	693,530
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	415	434,742
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	4	4,138
1.95%, 08/23/22	148	152,800
2.95%, 01/29/23 (Call 12/29/22)	141	149,574
Bank of Nova Scotia (The)
1.95%, 02/01/23	154	159,413
2.00%, 11/15/22	100	103,475
2.38%, 01/18/23	62	64,847
2.45%, 09/19/22	165	172,499

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	$200	$204,042
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	280	290,769
BNP Paribas SA, 3.25%, 03/03/23	170	182,736
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	198	206,138
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	241	252,129
2.75%, 04/25/22 (Call 03/25/22)	349	362,004
3.38%, 03/01/23(b)	100	106,394
4.05%, 07/30/22	130	138,432
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	269,175
Cooperatieve Rabobank UA, 3.95%, 11/09/22	365	388,502
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	259,728
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	280	297,704
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	294,406
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	170	176,266
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	322	327,616
3.20%, 02/23/23 (Call 01/23/23)	143	152,036
3.63%, 01/22/23	550	590,568
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)	250	257,615
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)	241	249,806
3.20%, 01/25/23	343	365,957
3.25%, 09/23/22	480	508,910
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	250	254,908
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	258,940
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	250	259,978
2.67%, 07/25/22	391	406,972
3.46%, 03/02/23	250	267,380
Mizuho Financial Group Inc., 2.60%, 09/11/22	270	280,722
Morgan Stanley
2.75%, 05/19/22	489	508,418
3.13%, 01/23/23	33	35,070
3.75%, 02/25/23	495	534,833
4.88%, 11/01/22	445	484,868
MUFG Americas Holdings Corp., 3.50%, 06/18/22	191	201,677
National Australia Bank Ltd./New York, 3.00%, 01/20/23	275	292,025
National Bank of Canada, 2.10%, 02/01/23	275	284,955
Natwest Group PLC, 6.13%, 12/15/22	333	364,352
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	265	277,694
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(c)	175	184,503
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	220	229,286
Royal Bank of Canada
1.95%, 01/17/23	133	137,973
2.80%, 04/29/22	235	244,851
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	225	235,278
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	207,524
Santander UK PLC, 2.10%, 01/13/23	200	207,256
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	327	341,090
2.78%, 10/18/22	250	261,668
3.10%, 01/17/23	290	307,797
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	256,330
Toronto-Dominion Bank (The), 1.90%, 12/01/22	175	181,064

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	$250	$254,775
2.45%, 08/01/22 (Call 07/01/22)	247	256,455
2.80%, 05/17/22 (Call 04/17/22)(b)	5	5,206
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	170	177,432
2.75%, 04/01/22 (Call 03/01/22)	225	233,233
3.05%, 06/20/22 (Call 05/20/22)	210	219,998
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	305	319,649
U.S. Bank N.A./Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)(b)	250	259,475
Wells Fargo & Co.
2.63%, 07/22/22	606	630,198
3.07%, 01/24/23 (Call 01/24/22)	482	498,966
Series M, 3.45%, 02/13/23	350	371,885
Westpac Banking Corp.
2.00%, 01/13/23	108	111,975
2.50%, 06/28/22	233	242,336
2.75%, 01/11/23	150	158,261

		19,815,410

Beverages — 1.9%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	307	326,795
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	77	80,309
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	6	6,217
3.20%, 02/15/23 (Call 01/15/23)	108	114,747
Diageo Investment Corp., 2.88%, 05/11/22	256	267,256
Molson Coors Beverage Co., 3.50%, 05/01/22	111	115,845
PepsiCo Inc.
2.75%, 03/01/23	200	212,324
3.10%, 07/17/22 (Call 05/17/22)	275	288,843

		1,412,336

Biotechnology — 1.4%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	209	216,873
3.63%, 05/15/22 (Call 02/15/22)(b)	311	326,142
Biogen Inc., 3.63%, 09/15/22	246	262,423
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	235	247,695

		1,053,133

Chemicals — 1.1%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	107,316
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	135	141,149
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	181	187,938
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	53,084
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	9	9,287
NewMarket Corp., 4.10%, 12/15/22	83	88,871
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	85	88,940
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	125	128,966
2.70%, 02/21/23 (Call 11/21/22)	8	8,399

		813,950

Commercial Services — 0.5%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	79,939
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	84	88,251
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	157,413
Verisk Analytics Inc., 4.13%, 09/12/22	55	58,906

		384,509

Security	Par (000)	Value

Computers — 2.4%
Apple Inc.
1.70%, 09/11/22	$150	$154,395
2.30%, 05/11/22 (Call 04/11/22)	198	204,763
2.70%, 05/13/22	135	140,704
2.85%, 02/23/23 (Call 12/23/22)	168	178,124
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	178	190,595
HP Inc., 4.05%, 09/15/22	100	106,897
IBM Credit LLC, 3.00%, 02/06/23	200	212,928
International Business Machines Corp.
1.88%, 08/01/22	340	350,292
2.85%, 05/13/22	200	209,038

		1,747,736

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 1.95%, 02/01/23	165	171,989
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	160,553

		332,542

Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	255	253,047
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)	232	232,290
Ally Financial Inc., 4.63%, 05/19/22	10	10,547
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	225	233,827
2.65%, 12/02/22	215	225,976
2.75%, 05/20/22 (Call 04/20/22)	230	239,439
3.40%, 02/27/23 (Call 01/27/23)	203	217,399
Capital One Bank USA N.A., 3.38%, 02/15/23	315	333,119
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	68,774
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(b)	150	157,926
CME Group Inc., 3.00%, 09/15/22	151	159,349
Discover Financial Services
3.85%, 11/21/22	190	202,204
5.20%, 04/27/22	10	10,691
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	181	188,120
International Lease Finance Corp., 5.88%, 08/15/22	185	199,608
Invesco Finance PLC, 3.13%, 11/30/22	100	106,510
Jefferies Group LLC, 5.13%, 01/20/23	85	93,029
ORIX Corp., 2.90%, 07/18/22	167	173,680
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	10	10,218
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(b)	113	117,311
2.80%, 12/14/22 (Call 10/14/22)	230	242,903

		3,475,967

Electric — 4.7%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	114,224
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	110	115,392
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	70	72,610
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	130	135,018
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	75	77,780
DTE Energy Co.
Series B, 2.60%, 06/15/22	10	10,354
Series B, 3.30%, 06/15/22 (Call 04/15/22)	163	170,159
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	135	143,925
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	205	214,034
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	181,648

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
2.95%, 03/15/23 (Call 01/15/23)	$33	$33,937
3.13%, 11/15/22 (Call 10/15/22)	50	52,099
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	185	196,476
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	58	61,530
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	46	48,175
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	265	281,149
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	168	178,147
Georgia Power Co., 2.85%, 05/15/22	99	102,990
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	11	11,361
2.70%, 02/15/23 (Call 12/15/22)	110	115,873
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	200	208,368
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	130	137,159
7.00%, 09/01/22	84	95,145
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	300	301,131
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	125	132,307
4.20%, 06/15/22 (Call 03/15/22)	11	11,628
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	51	54,633
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	102	105,955
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	136,652

		3,499,859

Electronics — 0.6%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	104,851
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	100	102,646
Avnet Inc., 4.88%, 12/01/22	33	35,505
Flex Ltd., 5.00%, 02/15/23	75	82,052
Jabil Inc., 4.70%, 09/15/22	59	63,506
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	26,313

		414,873

Environmental Control — 0.5%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	195	204,600
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	156	163,084

		367,684

Food — 1.3%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	125	133,801
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	173	183,551
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	100	103,898
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	47,002
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	185	193,035
3.40%, 04/15/22 (Call 01/15/22)	8	8,324
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	10	10,411
Sysco Corp., 2.60%, 06/12/22(b)	35	36,121
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	216	229,548

		945,691

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	118	124,719

Health Care – Products — 0.7%
Boston Scientific Corp., 3.38%, 05/15/22	100	104,666
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	155	162,022

Security	Par (000)	Value

Health Care – Products (continued)
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	$250	$259,612
3.70%, 03/19/23 (Call 02/19/23)	10	10,737

		537,037

Health Care – Services — 2.1%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	215	224,200
Anthem Inc., 3.30%, 01/15/23(b)	420	447,867
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	34	35,689
3.15%, 12/01/22 (Call 09/01/22)	165	173,976
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	130	137,197
UnitedHealth Group Inc.
2.38%, 10/15/22	9	9,403
2.75%, 02/15/23 (Call 11/15/22)	260	274,081
2.88%, 03/15/23	215	228,457

		1,530,870

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	108	109,517
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	11	11,110

		120,627

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	10	10,673
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	110,408

		121,081

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	131,164
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	193	202,515

		333,679

Insurance — 1.9%
American International Group Inc., 4.88%, 06/01/22	250	269,787
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	155	162,397
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	255	270,170
3.00%, 02/11/23	125	133,572
Chubb INA Holdings Inc.
2.70%, 03/13/23	125	132,139
2.88%, 11/03/22 (Call 09/03/22)	125	131,388
Fidelity National Financial Inc., 5.50%, 09/01/22	75	81,458
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	8	8,509
MetLife Inc., 3.05%, 12/15/22	96	102,067
Primerica Inc., 4.75%, 07/15/22	100	106,141

		1,397,628

Internet — 1.3%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	105	110,475
2.50%, 11/29/22 (Call 08/29/22)	136	142,295
Baidu Inc., 3.50%, 11/28/22	200	209,984
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	200	207,108
2.75%, 01/30/23 (Call 12/30/22)	116	122,135
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	175	181,785

		973,782

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	144,081

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 2.4%
ABB Finance USA Inc., 2.88%, 05/08/22	$260	$270,850
Caterpillar Financial Services Corp.
1.95%, 11/18/22	209	216,530
2.40%, 06/06/22	30	31,147
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	299	309,695
CNH Industrial Capital LLC, 4.38%, 04/05/22	11	11,555
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	211	218,864
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	125	128,719
John Deere Capital Corp.
2.15%, 09/08/22	96	99,654
2.80%, 01/27/23	50	52,963
2.80%, 03/06/23	399	423,921

		1,763,898
Manufacturing — 1.4%
3M Co., 2.00%, 06/26/22	285	293,792
Eaton Corp., 2.75%, 11/02/22	268	281,992
General Electric Co.
2.70%, 10/09/22	182	189,380
3.10%, 01/09/23	125	131,741
3.15%, 09/07/22	167	174,786

		1,071,691
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	440	468,684
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	210	253,279
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	61	64,641
2.85%, 01/15/23	29	30,772
3.13%, 07/15/22	199	209,891
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	19	20,016
NBCUniversal Media LLC, 2.88%, 01/15/23	250	265,390
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	158,960
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	147	153,364
Walt Disney Co. (The), 3.00%, 09/15/22	175	184,254

		1,809,251
Metal Fabricate & Hardware — 0.4%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	250	261,635

Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	24	25,438
Southern Copper Corp., 3.50%, 11/08/22	75	79,028

		104,466
Oil & Gas — 3.5%
BP Capital Markets America Inc., 3.25%, 05/06/22	228	238,955
BP Capital Markets PLC, 2.50%, 11/06/22	190	198,360
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	158	164,285
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	345	359,083
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	235	247,049
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	245	259,014
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	75	77,129
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	134	135,581
Phillips 66, 4.30%, 04/01/22	343	363,721
Shell International Finance BV
2.25%, 01/06/23	35	36,510
2.38%, 08/21/22	322	335,035

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA, 2.70%, 01/25/23	$169	$178,278

		2,593,000
Oil & Gas Services — 0.2%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	77	79,050
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	76,510

		155,560
Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	80,152

Pharmaceuticals — 8.1%
AbbVie Inc.
2.30%, 11/21/22(a)	292	302,935
2.90%, 11/06/22	520	547,004
3.20%, 11/06/22 (Call 09/06/22)	173	182,325
3.25%, 10/01/22 (Call 07/01/22)(a)	320	335,635
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,866
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	315	326,970
Bristol-Myers Squibb Co.
2.00%, 08/01/22	224	231,116
3.25%, 08/15/22	212	224,235
3.25%, 02/20/23 (Call 01/20/23)	128	136,937
3.55%, 08/15/22	232	246,887
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	200	206,774
3.20%, 03/15/23	60	63,780
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	109	115,015
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	225	235,573
3.50%, 07/20/22 (Call 05/20/22)	290	305,593
3.70%, 03/09/23 (Call 02/09/23)	785	844,605
4.75%, 12/01/22 (Call 09/01/22)	5	5,428
Eli Lilly & Co., 2.35%, 05/15/22	110	114,008
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	298	316,929
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	350	365,211
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	70	73,030
2.85%, 03/15/23 (Call 12/15/22)	79	82,877
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	132	137,329
Novartis Capital Corp., 2.40%, 09/21/22	376	392,856
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	160	169,555

		5,988,473
Pipelines — 2.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	71	72,178
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	103,952
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	200	205,878
Energy Transfer Partners LP/Regency Energy Finance Corp.,
5.00%, 10/01/22 (Call 07/01/22)	145	153,097
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	198	210,525
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	158,193
3.95%, 09/01/22 (Call 06/01/22)	265	280,267
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	75	78,743
3.50%, 12/01/22 (Call 11/01/22)	69	71,945
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	135	140,021
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	64	65,028
3.65%, 06/01/22 (Call 03/01/22)	100	102,406

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	$100	$102,833
TransCanada PipeLines Ltd., 2.50%, 08/01/22	165	170,945
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22).	179	186,301

		2,102,312

Real Estate Investment Trusts — 2.8%
American Tower Corp., 3.50%, 01/31/23	153	164,099
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)(b)	208	222,872
Crown Castle International Corp., 5.25%, 01/15/23	305	339,062
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	100	104,875
3.63%, 10/01/22 (Call 08/03/20)	100	106,002
3.95%, 07/01/22 (Call 08/03/20)	25	26,508
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	103,861
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	75	77,971
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	100	105,960
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	185	194,278
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	50	52,092
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	205	213,452
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	34	34,741
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	185	190,876
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	100	105,749

		2,042,398

Retail — 1.7%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	162	169,373
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	171	178,115
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	80	79,442
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	243	252,725
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	150	159,567
Walgreen Co., 3.10%, 09/15/22	194	203,754
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	217	227,080

		1,270,056

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	100	106,421

Semiconductors — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	189	197,068
Broadcom Inc., 3.13%, 10/15/22(a)	299	312,999
Intel Corp., 2.70%, 12/15/22	340	358,860
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	79,553
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	120	126,323
3.00%, 05/20/22	350	366,212
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	96	98,451

		1,539,466

Software — 2.1%
Adobe Inc., 1.70%, 02/01/23	108	111,732
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(b)	145	153,111
Microsoft Corp.
2.13%, 11/15/22	50	52,109
2.65%, 11/03/22 (Call 09/03/22)	70	73,517
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	453	468,520
2.50%, 10/15/22	434	453,708

Security	Par/ Shares (000)	Value

Software (continued)
2.63%, 02/15/23 (Call 01/15/23)	$8	$8,433
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	215	224,449

		1,545,579

Telecommunications — 2.6%
America Movil SAB de CV, 3.13%, 07/16/22(b)	225	234,740
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	141	147,287
3.00%, 06/30/22 (Call 04/30/22)	320	334,035
3.40%, 06/15/22	140	147,686
3.60%, 02/17/23 (Call 12/17/22)(b)	265	284,629
Cisco Systems Inc.
2.60%, 02/28/23	75	79,352
3.00%, 06/15/22	10	10,504
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	60	62,155
Motorola Solutions Inc.
3.50%, 03/01/23	95	101,457
3.75%, 05/15/22	91	95,494
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)(b)	125	132,829
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	244	254,153
Vodafone Group PLC
2.50%, 09/26/22	9	9,381
2.95%, 02/19/23	62	65,574

		1,959,276

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	85	88,952

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	150	159,068
3.05%, 09/01/22 (Call 06/01/22)	125	131,165
FedEx Corp., 2.63%, 08/01/22	146	151,973
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	158	166,768
3.00%, 04/01/22 (Call 01/01/22)	180	186,658
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	58	61,381
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	126,307
4.16%, 07/15/22 (Call 04/15/22)	102	108,534
United Parcel Service Inc., 2.45%, 10/01/22	271	283,062

		1,374,916

Total Corporate Bonds & Notes — 94.7% (Cost: $67,314,265)		70,020,467

Investment Companies

Exchange Traded Funds — 4.4%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(b)(d)	129	3,254,025

Total Investment Companies — 4.4% (Cost $2,974,253)		3,254,025

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(d)(e)(f)	2,259	2,261,894

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(d)(e)	654	$654,000

		2,915,894

Total Short-Term Investments — 3.9% (Cost: $2,912,377)		2,915,894

Total Investments in Securities — 103.0% (Cost: $73,200,895)		76,190,386

Other Assets, Less Liabilities — (3.0)%		(2,213,264)

Net Assets — 100.0%		$73,977,122

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,288,019	$—	$(1,027,513	)(a)	$(1,395)	$2,783	$2,261,894	2,259	$13,906	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	861,000	—	(207,000	)(a)	—	—	654,000	654	5,247		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,180,495	—	—		—	73,530	3,254,025	129	63,922		—

					$(1,395)	$76,313	$6,169,919		$83,075		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$70,020,467	$—	$70,020,467
Investment Companies	3,254,025	—	—	3,254,025
Money Market Funds	2,915,894	—	—	2,915,894

	$6,169,919	$70,020,467	$—	$76,190,386

6